Segmented information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segmented information
Segmented information

The Bank is managed by its CEO on a geographic basis. The Bank's six geographic segments are Bermuda, Cayman, Guernsey, Switzerland, The Bahamas and the United Kingdom. The geographic segments are determined based on the country's balance sheet size and by regulatory reporting requirements in the respective jurisdiction. Each region has a managing director who reports directly to the CEO. The Group CEO and the region managing director have final authority over resource allocation decisions and performance assessment.

The geographic segments reflect this management structure and the manner in which financial information is currently evaluated by the CEO. Segment results are determined based upon the Bank's management reporting system, which assigns balance sheet and income statement items to each of the geographic segments. The process is designed around the Bank's organizational and management structure and, accordingly, the results derived are not necessarily comparable with similar information published by other financial institutions. A description of each reportable segment and table of financial results is presented below.

Accounting policies of the reportable segments are the same as those described in Note 2: Significant accounting policies. Transactions between segments are accounted for on an accrual basis and are all eliminated upon consolidation. The Bank generally does not allocate assets, revenues and expenses among its business segments, with the exception of certain corporate overhead expenses and loan participation revenue and expense. Loan participation revenue and expenses are allocated pro-rata based upon the percentage of the total loan funded by each jurisdiction participating in the loan.

Bermuda provides a full range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through five branch locations and through internet banking, mobile banking, automated teller machines (“ATMs”) and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and personal insurance products. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Bermuda’s wealth management offering consists of Butterfield Asset Management Limited, which provides investment management, advisory and brokerage services and Butterfield Trust (Bermuda) Limited, which provides trust, estate, company management and custody services. Bermuda is also the location of Bank's head offices and accordingly, retains the unallocated corporate overhead expenses.

The Cayman segment provides a comprehensive range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through three branch locations and through internet banking, mobile banking, ATMs and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and property/auto insurance. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Cayman’s wealth management offering comprises investment management, advisory and brokerage services and Butterfield Trust (Cayman) Limited, which provides trust, estate and company management.

The Guernsey segment provides a broad range of services to private clients and financial institutions including private banking and treasury services, internet banking, administered bank services, wealth management and fiduciary services.

The Switzerland segment provides fiduciary services. The Bahamas segment provides fiduciary and ancillary services.

The United Kingdom segment previously provided a broad range of services including private banking and treasury services, internet banking and wealth management and fiduciary services to high net worth individuals and privately owned businesses. As described in Note 13: Exit cost obligations, during the year-ended 31 December 2015, the Bank commenced an orderly wind-down of the deposit- taking and investment management businesses in the United Kingdom segment. The United Kingdom segment now provides mortgage services for high-value residential properties.

Total Assets by Segment	31 December 2016	31 December 2015
Bermuda	6,765,125	5,113,718
Cayman	3,393,256	3,282,319
Guernsey	1,132,663	1,391,126
Switzerland	2,173	2,713
The Bahamas	81,604	49,434
United Kingdom	151,866	788,433
Total assets before inter-segment eliminations	11,526,687	10,627,743
Less: inter-segment eliminations	(423,142)	(352,180)
Total	11,103,545	10,275,563

	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended 31 December 2016	Customer	Inter- segment
Bermuda	160,466	1,642	(7,263)	71,765	226,610	1,412	228,022	164,503	63,519
Cayman	79,644	388	2,135	41,364	123,531	(532)	122,999	60,613	62,386
Guernsey	14,469	(323)	(395)	24,623	38,374	(1,027)	37,347	35,547	1,800
Switzerland	41	—	—	3,798	3,839	—	3,839	3,366	473
The Bahamas	46	30	—	4,666	4,742	—	4,742	5,032	(290)
United Kingdom	3,814	(1,737)	1,124	3,947	7,148	1,161	8,309	20,255	(11,946)
Total before eliminations	258,480	—	(4,399)	150,163	404,244	1,014	405,258	289,316	115,942
Inter-segment eliminations	—	—	—	(2,690)	(2,690)	—	(2,690)	(2,690)	—
Total	258,480	—	(4,399)	147,473	401,554	1,014	402,568	286,626	115,942

	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended 31 December 2015	Customer	Inter- segment
Bermuda	142,488	2,600	(3,625)	61,050	202,513	(2,503)	200,010	159,474	40,536
Cayman	66,317	608	(466)	39,508	105,967	(793)	105,174	58,115	47,059
Guernsey	17,025	(427)	(103)	26,171	42,666	(1,066)	41,600	39,872	1,728
Switzerland	—	—	—	3,420	3,420	—	3,420	3,320	100
The Bahamas	8	116	—	5,295	5,419	1	5,420	5,068	352
United Kingdom	13,428	(2,897)	(1,547)	6,307	15,291	(5,076)	10,215	22,251	(12,036)
Total before eliminations	239,266	—	(5,741)	141,751	375,276	(9,437)	365,839	288,100	77,739
Inter-segment eliminations	—	—	—	(1,579)	(1,579)	—	(1,579)	(1,579)	—
Total	239,266	—	(5,741)	140,172	373,697	(9,437)	364,260	286,521	77,739

	Net interest income		Provision for credit losses	Non-interest income	Revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended 31 December 2014	Customer	Inter- segment
Bermuda	141,528	3,164	(6,425)	60,692	198,959	6,908	205,867	145,696	60,171
Cayman	58,442	928	(557)	33,515	92,328	36	92,364	58,829	33,535
Guernsey	19,303	(1,242)	(154)	26,814	44,721	4,432	49,153	39,580	9,573
Switzerland	—	—	—	2,486	2,486	—	2,486	2,867	(381)
The Bahamas	(15)	166	—	5,492	5,643	—	5,643	5,548	95
United Kingdom	19,229	(3,016)	(912)	7,717	23,018	4,312	27,330	22,164	5,166
Total before eliminations	238,487	—	(8,048)	136,716	367,155	15,688	382,843	274,684	108,159
Inter-segment eliminations	—	—	—	(1,886)	(1,886)	—	(1,886)	(1,886)	—
Total	238,487	—	(8,048)	134,830	365,269	15,688	380,957	272,798	108,159